CASH, RESTRICTED CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2016	2017
Cash and savings accounts	$65,705	$63,664
Time deposits	6	6
Cash and cash equivalents reported on the consolidated balance sheets	65,711	63,670
Cash restricted as collateral and performance bond	500	507
Total cash, restricted cash and cash equivalents reported on the consolidated statements of cash flows	$66,211	$64,177

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2016	2017
Taiwan	$65,093	$62,350
Hong Kong	1,102	1,811
China	16	16
	$66,211	$64,177